Balance Sheets - USD ($)	Mar. 31, 2018		Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 718,287		$ 22,673
Prepaid expenses	29,350
Escrow receivable	18,500
Total current assets	766,137		22,673
Acquired software costs, net	926,352		916,352
Total assets	1,692,489		939,025
Current liabilities
Accounts payable and accrued expenses	76,228		79,003
Related party payables	29,000		15,000
Related party interest expense	687		312
Related party deferred revenue	3,667
Deferred revenue	40,000
Related party promissory note	50,000		50,000
Total current liabilities	199,582		144,315
Total liabilities	199,582		144,315
Common stock subject to rescission	40,780
Stockholders' equity
Preferred stock		[1]		[2]
Common stock	3,276	[3]	1,937	[4]
Additional paid-in capital	2,048,555		1,156,873
Accumulated deficit	(599,704)		(364,100)
Total stockholders' equity	1,452,127		794,710
Total liabilities and stockholders' equity	$ 1,692,489		$ 939,025

[1]	$.0001 par value, 20,000,000 shares authorized; no shares issued and outstanding as of 3/31/2018.
[2]	$.0001 par value, 20,000,000 shares authorized; no shares issued and outstanding as of 12/31/2017.
[3]	$.0001 par value, 100,000,0000 shares authorized; 32,760,598 shares issued and outstanding as of 3/31/2018.
[4]	$.0001 par value, 100,000,0000 shares authorized; 19,371,198 shares issued and outstanding as of 12/31/2017.